UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06456

Nuveen Premier Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Premier Municipal Income Fund, Inc. (NPF)
	July 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 138.6% (98.2% of Total Investments)

	MUNICIPAL BONDS – 138.6% (98.2% of Total Investments)

	Alabama – 0.6% (0.4% of Total Investments)
$ 2,010	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+ (4)	$ 2,037,075
	2006C-2, 5.000%, 11/15/39 (Pre-refunded 11/15/16)
	Alaska – 0.3% (0.2% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	10/16 at 100.00	B3	989,980
	Series 2006A, 5.000%, 6/01/46
	Arizona – 4.5% (3.2% of Total Investments)
2,335	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A1	2,627,062
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/36
7,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,	No Opt. Call	AA	10,106,180
	Series 2005B, 5.500%, 7/01/39 – FGIC Insured
1,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	BBB+	1,545,156
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
10,535	Total Arizona			14,278,398
	California – 21.4% (15.2% of Total Investments)
3,000	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	9/17 at 100.00	AA–	3,088,260
	Project, Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement
	Project, Series 1997C:
2,945	0.000%, 9/01/27	No Opt. Call	AA	2,194,967
2,455	0.000%, 9/01/32 – AGM Insured	No Opt. Call	AA	1,495,414
1,000	Arcadia Unified School District, Los Angeles County, California, General Obligation Bonds,	2/17 at 44.77	Aa1	443,520
	Election 2006 Series 2007A, 0.000%, 8/01/33 – AGM Insured
1,055	Brisbane School District, San Mateo County, California, General Obligation Bonds, Election	No Opt. Call	AA	579,659
	2003 Series 2005, 0.000%, 7/01/35 – AGM Insured
1,640	Byron Unified School District, Contra Costa County, California, General Obligation Bonds,	No Opt. Call	Aa3	989,773
	Series 2007B, 0.000%, 8/01/32 – SYNCORA GTY Insured
60	Byron Unified School District, Contra Costa County, California, General Obligation Bonds,	No Opt. Call	Aa3 (4)	44,155
	Series 2007B, 0.000%, 8/01/32 – SYNCORA GTY Insured (ETM)
1,700	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	1,942,845
	Series 2009B, 5.500%, 10/01/39
1,025	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	5/18 at 100.00	AA–	1,441,714
	Bond Trust 2015-XF0078, 12.782%, 5/15/40 (IF)
500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB+	577,250
	University Medical Center, Series 2014A, 5.250%, 12/01/44
3,070	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	6/26 at 100.00	BB+	3,583,365
	University Medical Center, Series 2016A, 5.250%, 12/01/56
500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	10/16 at 100.00	CCC	500,005
	Health System, Series 2005A, 5.250%, 7/01/39 (5)
5,045	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	11/21 at 61.42	BBB–	2,589,397
	Project, Capital Appreciation Series 2011A, 0.000%, 11/01/27
4,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/24 at 100.00	AAA	4,882,760
	System Revenue Bonds, Series 2014C, 5.000%, 6/01/44
3,010	El Camino Community College District, California, General Obligation Bonds, Election of 2002	8/22 at 100.00	Aa1	2,502,725
	Series 2012C, 0.000%, 8/01/25
25,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	24,946,746
	1995A, 0.000%, 1/01/17 (ETM)
3,060	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	3,695,562
	Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	3,500,875
	Bonds, Series 2007A-1, 5.125%, 6/01/47
2,000	Imperial Irrigation District, California, Electric System Revenue Bonds, Refunding Series	5/26 at 100.00	AA–	2,477,300
	2015C, 5.000%, 11/01/38
2,665	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	1/24 at 100.00	Aa2	3,213,883
	2014B, 5.000%, 7/01/43
4,615	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	No Opt. Call	A	2,104,255
	Area, Series 2011B, 0.000%, 10/01/38
2,000	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 29.31	N/R	471,320
	Improvements, Special Tax Refunding Bonds, Series 2013C, 0.000%, 8/01/43
1,145	Southern Kern Unified School District, Kern County, California, General Obligation Bonds,	No Opt. Call	AA	767,952
	Series 2006C, 0.000%, 11/01/30 – AGM Insured
1,175	Southern Kern Unified School District, Kern County, California, General Obligation Bonds,	No Opt. Call	AA	638,812
	Series 2010B, 0.000%, 11/01/35 – AGM Insured
76,165	Total California			68,672,514
	Colorado – 6.8% (4.8% of Total Investments)
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty	1/24 at 100.00	A	569,265
	Common Charter School, Series 2014A, 5.000%, 1/15/44
375	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	10/16 at 100.00	BBB+	376,088
	Society, Series 2005, 5.000%, 6/01/29
	Denver, Colorado, Airport System Revenue Bonds, Series 2006:
4,060	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	AA–	4,113,836
6,800	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	6,890,032
8,940	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	AA–	9,058,097
660	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA (4)	804,045
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured
21,335	Total Colorado			21,811,363
	Florida – 1.4% (1.0% of Total Investments)
105	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	BBB+ (4)	110,502
	Refunding and Improvement Series 2007, 5.000%, 10/01/34 (Pre-refunded 10/01/17)
1,500	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/20 at 100.00	Ba1	1,589,280
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative
	Minimum Tax)
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	1,035,490
	Obligation Group, Refunding Series 2007, 5.000%, 8/15/42
705	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue	3/24 at 100.00	BBB+	805,441
	Bonds, Series 2014A-1, 5.000%, 3/01/30
700	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project,	9/22 at 100.00	A+	829,213
	Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/29
4,010	Total Florida			4,369,926
	Georgia – 3.3% (2.3% of Total Investments)
	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A:
2,360	5.000%, 2/01/30 – SYNCORA GTY Insured	10/16 at 100.00	N/R	2,363,941
1,480	5.000%, 2/01/34 – SYNCORA GTY Insured	10/16 at 100.00	N/R	1,482,383
1,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/20	No Opt. Call	A	1,111,130
3,265	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third	7/26 at 100.00	AA+	4,043,017
	Indenture, Series 2015B, 5.000%, 7/01/41
1,425	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,615,280
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
9,530	Total Georgia			10,615,751
	Hawaii – 1.0% (0.7% of Total Investments)
2,750	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (Alternative	7/25 at 100.00	A+	3,231,800
	Minimum Tax)
	Idaho – 0.3% (0.2% of Total Investments)
310	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	353,140
	Mitigation Series 2012A, 5.000%, 9/01/32
500	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+ (4)	502,105
	Hospital, Series 2006, 5.250%, 9/01/26 (Pre-refunded 9/01/16)
810	Total Idaho			855,245
	Illinois – 17.4% (12.3% of Total Investments)
3,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	3,368,700
3,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/25 at 100.00	B+	3,180,960
	2016A, 7.000%, 12/01/44
4,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	4,558,216
	5.250%, 12/01/40
6,410	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%,	No Opt. Call	AA–	7,864,942
	1/01/30 – NPFG Insured
1,500	Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001, 5.750%, 11/01/30 –	No Opt. Call	Baa2	1,830,570
	AMBAC Insured
3,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A,	10/25 at 100.00	AA+	3,550,830
	5.000%, 10/01/46
1,830	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%,	6/24 at 100.00	AA	2,119,707
	6/15/32 – AGM Insured
4,685	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	5,637,179
	5.000%, 1/01/40
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
850	5.250%, 1/01/25 (6)	10/16 at 100.00	D	259,216
1,750	5.250%, 1/01/30 (6)	10/16 at 100.00	D	533,680
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Refunding Series 1996A:
10,575	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	8,538,149
10,775	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	8,381,118
2,395	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville	No Opt. Call	AA	2,076,345
	Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/40 –	3/25 at 100.00	AA	2,363,920
	AGM Insured
1,220	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	1,489,315
	6.000%, 10/01/42
57,090	Total Illinois			55,752,847
	Indiana – 2.8% (2.0% of Total Investments)
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	AA+	5,512,622
	Community School Corporation, Series 2000, 0.000%, 1/15/23 – NPFG Insured
1,500	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB+	1,706,325
	Project, Series 2013B, 5.000%, 7/01/40 (Alternative Minimum Tax)
1,700	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame	3/18 at 100.00	Aaa	1,817,402
	du Lac Project, Refunding Series 2009, 5.000%, 3/01/36
9,380	Total Indiana			9,036,349
	Iowa – 1.9% (1.3% of Total Investments)
1,850	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	B+	1,924,333
	Project, Series 2013, 5.000%, 12/01/19
4,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	10/16 at 100.00	B+	4,000,240
	5.500%, 6/01/42
5,850	Total Iowa			5,924,573
	Kansas – 1.8% (1.3% of Total Investments)
5,000	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds,	No Opt. Call	A+	5,896,650
	Improvement Series 2012B, 5.000%, 9/01/32
10	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	7,640
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
5,010	Total Kansas			5,904,290
	Kentucky – 4.4% (3.1% of Total Investments)
	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky
	International Airport, Series 2016:
1,635	5.000%, 1/01/25	No Opt. Call	A+	2,019,143
600	5.000%, 1/01/29	1/26 at 100.00	A+	734,814
1,700	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	1,970,011
	Medical Health System, Series 2010A, 6.500%, 3/01/45
	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project
	Series 2007A:
505	5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	AA– (4)	529,371
1,785	5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	AA– (4)	1,871,144
5,440	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	7/23 at 100.00	Baa3	6,492,422
	Downtown Crossing Project, Series 2013A, 5.750%, 7/01/49
510	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	A+	512,474
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35
12,175	Total Kentucky			14,129,379
	Louisiana – 3.6% (2.6% of Total Investments)
2,930	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	3,311,017
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
2,665	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B,	2/25 at 100.00	AA	3,204,316
	5.000%, 2/01/39
1,085	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A–	1,120,176
	Series 2007A, 5.500%, 5/15/47
415	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (4)	431,546
	Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)
330	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	383,272
	5.000%, 7/01/36
1,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/28 –	12/22 at 100.00	AA	1,178,720
	AGM Insured
1,200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44	12/24 at 100.00	A–	1,401,888
485	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series	No Opt. Call	BBB	540,969
	2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)
10,110	Total Louisiana			11,571,904
	Maine – 1.6% (1.1% of Total Investments)
2,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	BBB	2,270,380
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
1,290	5.000%, 7/01/33	No Opt. Call	A+	1,554,386
1,020	5.000%, 7/01/34	No Opt. Call	A+	1,224,938
4,310	Total Maine			5,049,704
	Maryland – 1.9% (1.3% of Total Investments)
5,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2014C, 5.000%, 7/01/44	1/25 at 100.00	AA–	6,011,250
	Massachusetts – 2.6% (1.9% of Total Investments)
7,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	8,417,775
	Refunding Senior Lien Series 2010B, 5.000%, 1/01/37
	Michigan – 3.2% (2.3% of Total Investments)
1,500	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series 2012,	11/22 at 100.00	A+	1,707,270
	5.000%, 11/15/42
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012,	10/22 at 100.00	AAA	2,421,640
	5.000%, 10/01/31
815	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	827,005
	2006A, 5.000%, 12/01/31
185	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (4)	187,831
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
5,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	B2	5,162,050
	Series 2008A, 6.875%, 6/01/42
9,500	Total Michigan			10,305,796
	Minnesota – 0.8% (0.6% of Total Investments)
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A:
700	5.000%, 10/01/34	10/24 at 100.00	A2	843,528
500	5.000%, 10/01/35	10/24 at 100.00	A2	600,040
1,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AAA	1,089,160
	5.000%, 8/01/18
2,200	Total Minnesota			2,532,728
	Nebraska – 0.8% (0.5% of Total Investments)
1,580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	No Opt. Call	N/R (4)	1,601,188
	Medical Center, Series 2003, 5.000%, 11/15/16 (ETM)
515	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+ (4)	810,538
	City 2, Tender Option Bond Trust 2016-XF2220, Formerly Tender Option Bond Trust 11673,
	19.267%, 8/01/40 – BHAC Insured (Pre-refunded 2/01/17) (IF)
2,095	Total Nebraska			2,411,726
	Nevada – 4.6% (3.3% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	4,631,760
2,500	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	No Opt. Call	A+	3,199,150
	International Airport, Refunding Series 2015C, 5.000%, 7/01/26
3,835	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015,	12/24 at 100.00	Aa1	4,655,422
	5.000%, 6/01/39
2,050	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	2,376,524
	Refunding Series 2011, 5.000%, 7/01/32
12,385	Total Nevada			14,862,856
	New Hampshire – 1.6% (1.2% of Total Investments)
3,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical	No Opt. Call	A–	3,699,255
	Center, Series 2012, 4.000%, 7/01/32
1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College,	6/19 at 100.00	AA+ (4)	1,539,137
	Tender Option Bond Trust 2016-XL0025, 13.469%, 6/01/39 (Pre-refunded 6/01/19) (IF) (7)
4,610	Total New Hampshire			5,238,392
	New Jersey – 6.7% (4.8% of Total Investments)
1,865	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	2,170,021
	Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	A–	2,375,900
	Care System, Refunding Series 2011A, 5.625%, 7/01/32
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A–	681,380
	Appreciation Series 2010A, 0.000%, 12/15/26
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A–	11,771,250
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A–	4,493,000
39,865	Total New Jersey			21,491,551
	New York – 6.6% (4.7% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
660	6.000%, 7/15/30	1/20 at 100.00	BBB–	757,515
1,600	0.000%, 7/15/44	No Opt. Call	BBB–	490,976
1,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,301,707
	2011A, 5.750%, 2/15/47
2,200	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	2,243,582
	2/15/47 – NPFG Insured
425	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	10/16 at 100.00	AA+	426,594
	5.000%, 12/01/25 – FGIC Insured
2,000	New York Convention Center Development Corporation, New York, Hotel Unit Fee Secured Revenue	11/25 at 100.00	Aa3	2,421,560
	Bonds, Refunding Series 2015, 5.000%, 11/15/45
4,100	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	4,717,501
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
1,560	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	1,822,142
	Center Project, Series 2011, 5.000%, 11/15/44
1,500	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	2,023,530
	Series 2005, 5.250%, 10/01/35
3,480	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	BBB	4,044,352
	Terminal B Redevelopment Project, Series 2016A, 5.250%, 1/01/50 (Alternative Minimum Tax)
500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/19 at 100.00	N/R (4)	564,895
	Health Center Project, Series 2014A, 5.125%, 7/01/31 (Pre-refunded 7/01/19)
395	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	Baa1	465,563
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
19,520	Total New York			21,279,917
	North Carolina – 5.7% (4.0% of Total Investments)
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes
	Project, Series 2015:
2,965	5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	3,408,475
1,000	5.000%, 6/30/54 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	1,127,110
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1993B,	No Opt. Call	AA– (4)	13,045,671
	6.000%, 1/01/22 – CAPMAC Insured (ETM) (UB) (7)
500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/26 at 100.00	A	623,360
	2015A, 5.000%, 1/01/32
14,765	Total North Carolina			18,204,616
	North Dakota – 0.3% (0.2% of Total Investments)
675	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/22 at 100.00	N/R (4)	827,489
	Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)
	Ohio – 4.4% (3.1% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,100	5.125%, 6/01/24	6/17 at 100.00	B–	4,049,529
3,410	5.875%, 6/01/47	6/17 at 100.00	B–	3,408,227
1,000	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	1,174,020
	2013A, 5.000%, 1/01/38
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender
	Option Bond Trust 2016-XG0052:
1,315	16.211%, 1/01/38 (IF) (7)	1/23 at 100.00	AA	2,230,345
625	16.211%, 1/01/38 (IF) (7)	1/23 at 100.00	AA	1,060,050
265	16.096%, 1/01/38 (IF) (7)	1/23 at 100.00	AA	448,051
1,210	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth	6/25 at 100.00	A–	1,391,996
	Bypass Project, Series 2015, 5.000%, 12/31/39 (Alternative Minimum Tax)
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	A+	251,770
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25
12,175	Total Ohio			14,013,988
	Oklahoma – 2.1% (1.5% of Total Investments)
450	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB	451,170
	5.375%, 9/01/36
3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A,	6/23 at 100.00	AA	3,471,450
	5.625%, 6/01/43 – BAM Insured (Alternative Minimum Tax)
2,705	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	2,748,253
	System, Series 2006, 5.000%, 12/15/36
6,155	Total Oklahoma			6,670,873
	Oregon – 2.2% (1.5% of Total Investments)
2,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series	4/24 at 100.00	AAA	2,518,300
	2014C, 5.000%, 4/01/25
3,500	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series	4/25 at 100.00	AAA	4,400,270
	2015D, 5.000%, 4/01/29
5,500	Total Oregon			6,918,570
	Pennsylvania – 1.9% (1.3% of Total Investments)
4,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%,	6/26 at 100.00	AA	6,056,955
	6/01/33 – AGM Insured
	South Carolina – 2.3% (1.6% of Total Investments)
2,620	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	3,105,905
	5.125%, 12/01/43
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	4,165,832
	5.500%, 12/01/54
6,075	Total South Carolina			7,271,737
	Tennessee – 1.6% (1.2% of Total Investments)
150	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	AA– (4)	150,587
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/26	No Opt. Call	A	5,065,240
4,150	Total Tennessee			5,215,827
	Texas – 9.6% (6.8% of Total Investments)
4,280	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/17 at 100.00	BBB–	4,326,481
	Series 2006A, 5.000%, 1/01/34 – SYNCORA GTY Insured
1,000	Bell County Water Control Improvement District 1, Texas, Water Revenue Bonds, Series 2014,	7/23 at 100.00	AA	1,168,930
	5.000%, 7/10/37 – BAM Insured
1,075	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/16 at 100.00	C	18,232
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (8)
2,600	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	3,116,880
	5.000%, 1/01/35
3,750	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	4,286,663
	2013A, 5.125%, 10/01/43
2,745	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	2,947,554
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
500	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds,	11/24 at 100.00	AA+	621,930
	Contractual Obligation Series 2014, 5.000%, 11/01/29
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
150	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	AA–	115,652
4,440	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	AA–	2,819,888
600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series	11/24 at 100.00	A3	708,756
	2014C, 5.000%, 11/15/33
800	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	913,296
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
2,000	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013,	12/25 at 100.00	Ba2	2,346,260
	6.125%, 12/01/38
1,735	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	AA	1,978,820
	Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University
	Project, Series 2014A, 5.000%, 4/01/46 – AGM Insured
950	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (4)	1,019,531
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	10/16 at 100.00	C	16,960
	2001C, 5.200%, 5/01/28 (8)
125	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA	135,665
	Texas Health Resources Project, Tender Option Bond Trust 2016-XF0387, 16.600%, 2/15/36 (IF) (7)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas
	Health Resources, Series 2007A:
1,400	5.000%, 2/15/36 (UB)	2/17 at 100.00	AA	1,429,862
1,600	5.000%, 2/15/36 (UB)	2/17 at 100.00	AA	1,634,128
1,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,139,550
	2012, 5.000%, 12/15/31
31,750	Total Texas			30,745,038
	Utah – 2.6% (1.8% of Total Investments)
1,000	Central Utah Water Conservancy District, Water Revenue Bonds, Series 2012C, 5.000%, 10/01/42	10/22 at 100.00	AA+	1,191,270
2,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2012,	5/21 at 100.00	AA+	2,305,580
	5.000%, 5/15/43
4,110	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A+	4,765,751
7,110	Total Utah			8,262,601
	Virginia – 1.5% (1.1% of Total Investments)
1,765	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,951,561
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
2,520	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB	2,924,662
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
4,285	Total Virginia			4,876,223
	Washington – 2.1% (1.5% of Total Investments)
2,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding	7/24 at 100.00	Aa1	2,414,760
	Series 2014A, 5.000%, 7/01/40
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	N/R (4)	1,198,360
	Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)
1,590	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/21 at 100.00	N/R (4)	1,927,048
	Series 2012, 5.000%, 12/01/42 (Pre-refunded 12/01/21)
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	1,167,660
	Series 2012A, 5.000%, 10/01/42
5,590	Total Washington			6,707,828
	Wyoming – 0.4% (0.3% of Total Investments)
1,350	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	10/16 at 100.00	BBB	1,355,279
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 438,825	Total Long-Term Investments (cost $393,145,794)			443,910,113

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.6% (1.8% of Total Investments)

	MUNICIPAL BONDS – 2.6% (1.8% of Total Investments)

	Illinois – 2.6% (1.8% of Total Investments)
$ 7,500	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Variable Rate Demand	12/24 at 100.00	A-1	$ 7,500,000
	Obligations, Tender Option Bond Floater Series 2015-XM0053, 0.690%, 12/01/49 (9)
800	Illinois Finance Authority, Revenue Bonds, University of Chicago, Variable Rate Demand	7/18 at 100.00	A-1	800,000
	Obligations,Tender Option Bond Floater 2015-XM0114. Formerly Tender Option Bond Trust 3205,
	0.470%, 7/01/37 (9)
$ 8,300	Total Short-Term Investments (cost $8,300,000)			8,300,000
	Total Investments (cost $401,445,794) – 141.2%			452,210,113
	Floating Rate Obligations – (3.1)%			(9,975,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (39.9)% (10)			(127,700,000)
	Other Assets Less Liabilities – 1.8%			5,688,971
	Net Assets Applicable to Common Shares – 100%			$ 320,224,084

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$443,910,113	$ —	$443,910,113
Short-Term Investments:
Municipal Bonds	—	8,300,000	—	8,300,000
Total	$ —	$452,210,113	$ —	$452,210,113

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing difference in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $395,669,578.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$56,205,723
Depreciation	(9,640,200)
Net unrealized appreciation (depreciation) of investments	$46,565,523

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional
0.25% effective May 11, 2016.
(6)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from
5.250% to 2.100%.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(9)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 28.2%
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premier Municipal Income Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2016